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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

 INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
       13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

       Report for the Calendar Year of Quarter Ended 30th June, 2007.

If amended report check here: ||

DnB NOR ASSET MANAGEMENT (US), INC.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

200 Park Ave., 31st Fl.                        New York    NY           10166
--------------------------------------------------------------------------------
Business Address             (Street)            (City)  (State)        (Zip)


Bard Johannessen        212-551-9800        PRESIDENT
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


                                   ATTENTION

--------------------------------------------------------------------------------
  Intentional misstatements or omissions of facts constitute Federal Criminal
             Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

      The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

      Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of NEW YORK and State of NY on the 15TH day of August, 2007.

                                          DnB NOR ASSET MANAGEMENT (US), INC.
                                      -----------------------------------------
                                      (Name of Institutional Investment Manager)

                                            /s/ Bard Johannessen
                                      ------------------------------------------
                                          (Manual Signature of Person Duly
                                          Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                    13F File No.:    Name:                    13F File No.:
--------------------------------------    --------------------------------------
1.                                        6.
--------------------------------------    --------------------------------------
2.                                        7.
--------------------------------------    --------------------------------------
3.                                        8.
--------------------------------------    --------------------------------------
4.                                        9.
--------------------------------------    --------------------------------------
5.                                        10.
--------------------------------------    --------------------------------------



                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     0

Form 13F Information Table Entry Total:              109

Form 13F Information Table Value Total:    4,769,701,540

------------------------------------------------------------------------------------------------------------------------------
             Item 1               Item 2    Item 3     Item 4        Item 5             Item 6:             Item 7: Managers
                                                                                 Investment Discretion      Voting Authority
                                                                              -------------------------- ---------------------
                                   Title                                                Shared  Shared             Shared None
           Name of Sec           of Class  Cusip No    Fair Mv       SH/PRN    Sole (a)   (b)  Other (c)  Sole (a)   (b)   (c)
------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories              Common   002824100    55,401,277   1,034,571 1,034,571                  1,034,571
Abercrombie & Fitch              Common   002896207    52,316,443     716,860   716,860                    716,860
Accuray Inc.                     Common   004397105     8,797,564     396,644   396,644                    396,644
ACE Limited                      Common   G0070K103    34,948,430     558,996   558,996                    558,996
AES Corp                         Common   00130H105    41,995,837   1,919,371 1,919,371                  1,919,371
American Electric Power Company  Common   025537101    33,520,615     744,241   744,241                    744,241
American Express                 Common   025816109    35,764,910     584,585   584,585                    584,585
Ameritrade holding corp          Common   87236Y108    31,509,940   1,575,497 1,575,497                  1,575,497
Amgen Inc                        Common   031162100    49,793,953     900,596   900,596                    900,596
Anadarko Petroleum Corporation   Common   032511107    52,021,142   1,000,599 1,000,599                  1,000,599
Archer Daniels Midland           Common   039483102    46,833,204   1,415,328 1,415,328                  1,415,328
ArthroCare Corp.                 Common   043136100    13,220,906     301,091   301,091                    301,091
AT&T Inc                         Common   00206R102   169,293,150   4,079,353 4,079,353                  4,079,353
Automatic Data Processing        Common   053015103    42,282,853     872,351   872,351                    872,351
Barr Laboratories                Common   068306109    20,326,574     404,670   404,670                    404,670
Bebe Stores                      Common   075571109     5,126,274     320,192   320,192                    320,192
Berkley (W.R.) Corp              Common   084423102    68,492,405   2,104,868 2,104,868                  2,104,868
Biomarin Pharmaceutical Inc      Common   09061G101    19,632,944   1,094,367 1,094,367                  1,094,367
Blackrock Inc                    Common   09247X101    11,597,682      74,064    74,064                     74,064
Boeing Company                   Common   097023105    17,197,447     178,842   178,842                    178,842
Bristol Myers Squibb Company     Common   110122108    65,817,275   2,085,465 2,085,465                  2,085,465
Cheesecake Factory               Common   163072101     3,578,522     145,943   145,943                    145,943
Chevron Corp                     Common   166764100    56,053,128     665,398   665,398                    665,398
Cisco Systems                    Common   17275R102    90,671,858   3,255,722 3,255,722                  3,255,722
Citigroup Inc                    Common   172967101   132,294,041   2,579,334 2,579,334                  2,579,334
CMS Energy Corp                  Common   125896100    19,192,431   1,115,839 1,115,839                  1,115,839
Comcast Corp New                 Common   20030N101    46,237,491   1,644,292 1,644,292                  1,644,292
Commerce Bancorp Inc/ NJ         Common   200519106     7,368,852     199,212   199,212                    199,212
CompuCredit Corp                 Common   20478N100    13,135,302     375,080   375,080                    375,080
ConocoPhillips                   Common   20825C104    53,180,610     677,460   677,460                    677,460
Corning Incorporated             Common   219350105    63,982,719   2,504,216 2,504,216                  2,504,216
CVS Caremark Corp                Common   126650100    59,974,538   1,645,392 1,645,392                  1,645,392
Dow Chemical                     Common   260543103    72,692,639   1,643,886 1,643,886                  1,643,886
Embarq Corp                      Common   29078E105     9,351,891     147,576   147,576                    147,576
Exxon Mobil Corporation          Common   30231G102   265,288,618   3,162,716 3,162,716                  3,162,716
Fannie Mae                       Common   313586109    22,045,478     337,448   337,448                    337,448
Freeport McMoran Copper          Common   35671D857    22,289,098     269,127   269,127                    269,127
Genentech                        Common   368710406    59,210,078     782,581   782,581                    782,581
General Electric Company         Common   369604103   307,162,854   8,024,108 8,024,108                  8,024,108
Genworth Financial CL A          Common   37247D106    55,172,509   1,603,852 1,603,852                  1,603,852
Genzyme Corporation              Common   372917104    38,869,071     603,557   603,557                    603,557
Goldman Sachs Group              Common   38141G104    30,437,119     140,425   140,425                    140,425
Google Inc                       Common   38259P508   110,806,350     211,713   211,713                    211,713
Grey Wolf Inc                    Common   397888108    19,719,465   2,393,139 2,393,139                  2,393,139
Herbalife Ltd                    Common   G4412G101     5,611,149     141,517   141,517                    141,517
Hertz Global Holdings            Common   42805T105    11,866,109     446,598   446,598                    446,598
Hess Corp                        Common   42809H107    78,447,046   1,330,513 1,330,513                  1,330,513
Hewlett Packard Company          Common   428236103    40,481,897     907,259   907,259                    907,259
HOST HOTELS AND RESORTS INC.     Common   44107P104    10,449,546     451,970   451,970                    451,970
IBM                              Common   459200101   199,113,424   1,891,814 1,891,814                  1,891,814
Intel Corporation                Common   458140100    47,190,021   1,986,112 1,986,112                  1,986,112
Intercontinetal Exchange Inc.    Common   45865V100    12,451,040      84,214    84,214                     84,214
International Rectifier          Common   460254105    55,570,421   1,491,423 1,491,423                  1,491,423
Inverness Medical Innovation     Common   46126P106    40,538,502     794,561   794,561                    794,561
IXIA                             Common   45071R109    10,937,162   1,181,119 1,181,119                  1,181,119
Johnson and Johnson              Common   478160104    97,941,539   1,589,444 1,589,444                  1,589,444
Johnson Controls                 Common   478366107    21,313,141     184,099   184,099                    184,099
Kraft Foods Inc                  Common   50075N104    15,958,380     452,720   452,720                    452,720
Kyphon Inc.                      Common   501577100    15,656,550     325,162   325,162                    325,162
Las Vegas Sands Corp             Common   517834107    12,919,382     169,124   169,124                    169,124
Level 3 Communications Inc       Common   52729N100     6,714,027   1,147,697 1,147,697                  1,147,697
Life Time Fitness                Common   53217R207    10,744,316     201,847   201,847                    201,847
Lyondell Chemical Co             Common   552078107    25,900,332     697,746   697,746                    697,746
Masco Corporation                Common   574599106    55,706,850   1,956,686 1,956,686                  1,956,686
Medtronic                        Common   585055106     1,994,536      38,460    38,460                     38,460
MEMC Electronic Materials Inc    Common   552715104    35,190,146     575,755   575,755                    575,755
Merck and Company                Common   589331107    93,802,433   1,883,583 1,883,583                  1,883,583
Mohawk Industries Inc            Common   608190104    17,057,700     169,240   169,240                    169,240
Morgans Hotel Group              Common   61748W108     6,549,833     268,656   268,656                    268,656
Netflix Inc                      Common   64110L106    14,027,754     723,453   723,453                    723,453
Noble Energy                     Common   655044105    23,533,321     377,197   377,197                    377,197
Northern Trust Corporation       Common   665859104     8,512,121     132,505   132,505                    132,505
Northrop Grumman Corp            Common   666807102    20,800,089     267,113   267,113                    267,113
Occidental Petroleum Corporation Common   674599105    38,919,438     672,416   672,416                    672,416
Omnicare Inc                     Common   681904108    27,174,311     753,586   753,586                    753,586
ON Semiconductor Corp            Common   682189105    12,535,239   1,169,332 1,169,332                  1,169,332
Oracle Corporation               Common   68389X105    17,622,790     894,104   894,104                    894,104
Penske Auto Group INC            Common   70959W103    12,013,841     564,295   564,295                    564,295
PepsiCo                          Common   713448108    79,171,539   1,220,841 1,220,841                  1,220,841
Pfizer Inc                       Common   717081103    84,918,788   3,321,032 3,321,032                  3,321,032
PNC Financial Services Group     Common   693475105    51,794,715     723,592   723,592                    723,592
Polycom Inc                      Common   73172K104    16,564,027     492,977   492,977                    492,977
Pride International              Common   74153Q102    22,996,844     613,904   613,904                    613,904
Procter and Gamble Company       Common   742718109   160,075,059   2,616,033 2,616,033                  2,616,033
Prologis                         Common   743410102    11,626,832     204,338   204,338                    204,338
QLogic Corp                      Common   747277101    30,648,554   1,840,754 1,840,754                  1,840,754
Qualcomm Inc                     Common   747525103    29,835,485     687,612   687,612                    687,612
Radian Group Inc                 Common   750236101     8,082,774     149,681   149,681                    149,681
Robert Half International Inc    Common   770323103    29,204,672     800,128   800,128                    800,128
Sapient Corp                     Common   803062108    28,807,430   3,726,705 3,726,705                  3,726,705
Scheering Plough Corporation     Common   806605101    37,879,445   1,244,397 1,244,397                  1,244,397
Sherwin Williams Co              Common   824348106    13,135,403     197,614   197,614                    197,614
Simon Property Group Inc         Common   828806109    12,879,434     138,429   138,429                    138,429
Sprint Nextel Corp               Common   852061100    32,363,351   1,562,692 1,562,692                  1,562,692
Starbucks Corp                   Common   855244109    21,757,814     829,185   829,185                    829,185
The Blackstone Group LP          Common   09253U108     2,927,000     100,000   100,000                    100,000
Time Warner Inc                  Common   887317105   144,716,423   6,878,157 6,878,157                  6,878,157
Union Pacific Corporation        Common   907818108    41,157,834     357,428   357,428                    357,428
Urban Outfitters                 Common   917047102     8,382,289     348,826   348,826                    348,826
Valero Energy Corp               Common   91913Y100    49,996,942     676,915   676,915                    676,915
Vanda Pharmaceuticals Inc.       Common   921659108     8,612,891     425,118   425,118                    425,118
Verizon Communications Inc       Common   92343V104    70,428,860   1,710,684 1,710,684                  1,710,684
VF Corp                          Common   918204108    23,179,447     253,106   253,106                    253,106
VistaPrint Ltd                   Common   G93762204    10,337,330     270,257   270,257                    270,257
Wachovia Corporation             Common   929903102    53,415,313   1,042,250 1,042,250                  1,042,250
Walgreen                         Common   931422109    40,157,682     922,317   922,317                    922,317
Wells Fargo and Company          Common   949746101    22,986,057     653,570   653,570                    653,570
WW Grainger Inc                  Common   384802104    33,296,175     357,831   357,831                    357,831
Wyeth                            Common   983024100    48,515,259     846,098   846,098                    846,098
                                                    ------------- -----------
                                                    4,769,701,540 117,624,358
                                                    ------------- -----------